Income Taxes - Components of Income Tax Expense/(Benefit) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ 123,887	$ 18,018	¥ 4,649	¥ 12,610
Deferred income tax expense/(benefit)	(45,086)	(6,557)	(12,214)	478
Income tax expense/(benefit)	¥ 78,801	$ 11,461	¥ (7,565)	¥ 13,088